Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Summary of net income (loss) and comprehensive income
	December 31, 2024	December 31, 2023
	$	$
Current tax expense	2,077,652	626,500
Deferred tax expense	547,461	1,887,558

Income tax expense	2,625,113	2,514,058

Summary of Provision for income taxes
	December 31, 2024	December 31, 2023
	$	$
Income before income taxes	976,031	2,412,946
Statutory tax rate	26.5%	26.5%

Expected income tax expense based on statutory rate	259,000	639,000
Adjustment to expected income tax expense (recovery):
Foreign tax rate differences	414,000	928,000
Permanent differences	567,000	441,000
Change in benefit of tax assets not recognized	739,000	688,000
Foreign exchange and other	646,113	(181,942)

Income tax expense	2,625,113	2,514,058

Summary of Deferred tax liabilities
	December 31, 2024	December 31, 2023
	$	$
Non-capital losses – Canada	-	117,982
Other - Canada	-	(117,982)
Royalty interests - Australia	(5,426,450)	(4,878,989)

Total	(5,426,450)	(4,878,989)

Summary of Unrecognized deferred tax assets deductible temporary differences
	December 31, 2024	December 31, 2023
	$	$
Non-capital losses – Canada	9,511,000	6,921,000
Net-capital losses – Australia	113,000	124,000
Financing costs	1,238,000	1,449,000

Total	10,862,000	8,494,000